Summary of Significant Accounting Policies - Schedule of Depreciation of Property, Plant and Equipment (Details)	Mar. 31, 2026
Property, Plant, and Equipment [Line Items]
Property, Plant, and Equipment, Useful Life, Term, Description [Extensible Enumeration]	Lesser of useful life and lease term
Buildings [Member] | Minimum [Member]
Property, Plant, and Equipment [Line Items]
Property, Plant, and Equipment, Useful Life	20 years
Buildings [Member] | Maximum [Member]
Property, Plant, and Equipment [Line Items]
Property, Plant, and Equipment, Useful Life	25 years
Machinery and Equipment [Member] | Minimum [Member]
Property, Plant, and Equipment [Line Items]
Property, Plant, and Equipment, Useful Life	5 years
Machinery and Equipment [Member] | Maximum [Member]
Property, Plant, and Equipment [Line Items]
Property, Plant, and Equipment, Useful Life	10 years
Motor vehicles [Member] | Minimum [Member]
Property, Plant, and Equipment [Line Items]
Property, Plant, and Equipment, Useful Life	3 years
Motor vehicles [Member] | Maximum [Member]
Property, Plant, and Equipment [Line Items]
Property, Plant, and Equipment, Useful Life	5 years
Office and electric equipment [Member] | Minimum [Member]
Property, Plant, and Equipment [Line Items]
Property, Plant, and Equipment, Useful Life	3 years
Office and electric equipment [Member] | Maximum [Member]
Property, Plant, and Equipment [Line Items]
Property, Plant, and Equipment, Useful Life	5 years